Leases	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
The Group’s leased assets consist of facilities, fleet and equipment pursuant to both arrangements with third parties and related parties. The carrying amounts of the Group’s right-of-use assets and the movements during the six months ended 30 June 2024 are as follows:

2024
Right-of-use assets
Balance at 1 January	119,802
Adjustments for indexed leases	4,590
New leases	20,647
Cancelled leases	(32)
Depreciation	(6,245)
Translation difference	(652)
Balance at 30 June	138,110

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The Group’s lease liabilities and the movements during the six months ended 30 June 2024 are as follows:

2024
Lease liabilities
Balance at 1 January	115,315
Adjustments for indexed leases	4,606
New leases	20,647
Cancelled leases	(31)
Installment payments	(4,908)
Foreign currency adjustment	(2,577)
Translation difference	(535)
Balance at 30 June	132,517
Current liabilities	(10,644)
Non-current liabilities	121,873
The amounts recognized in the unaudited condensed consolidated interim statements of profit or loss and other comprehensive income or loss during the six months ended 30 June 2024 and 2023 in relation to the Group’s lease arrangements are as follows:

	30 June
	2024	2023
Total depreciation expense from right-of-use assets	6,245	3,742
Interest expense on lease liabilities	3,279	1,362
Foreign currency difference on lease liability	(2,577)	(1,338)
Loss from extinguishment of lease agreement	1	8
Total amount recognized in profit and loss	6,948	3,774
The maturity analysis of undiscounted lease payments as of 30 June 2024 is as follows:

2024
Less than one year	15,615
One to five years	55,429
Thereafter	97,304
168,348